UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

April 30, 2006

1.800343.102

MFS-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.1%
	Principal Amount	Value
Massachusetts - 90.3%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 3.85%, LOC Fleet Bank NA, VRDN (b)(e)	$ 3,490,000	$ 3,490,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	5,530,000	5,530,000
Series SG 75, 3.82% (Liquidity Facility Societe Generale) (b)(f)	13,480,000	13,480,000
Chicopee Gen. Oblig. BAN 4.4% 8/15/06	15,110,000	15,160,091
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 3.83% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,835,000	11,835,000
Dennis-Yarmouth Reg'l. School District BAN 4.5% 11/15/06	12,000,000	12,088,335
Dighton-Rehoboth Reg'l. School District BAN 4% 6/2/06	20,000,000	20,018,743
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,675,000	5,675,000
Fall River Gen. Oblig. BAN 4% 7/26/06	18,100,000	18,141,381
Haverhill Gen. Oblig.:
BAN:
4.5% 9/29/06	6,500,000	6,524,886
4.5% 12/15/06	7,000,000	7,039,409
RAN 4.5% 5/12/06	10,000,000	10,002,986
Lincoln-Sudbury Reg'l. School District BAN 4.5% 10/6/06	8,769,315	8,826,831
Massachusetts Bay Trans. Auth.:
Bonds Series ROC II R6522, 3.45%, tender 8/10/06 (Liquidity Facility Citibank NA) (b)(f)(g)	10,470,000	10,470,000
Participating VRDN:
Series EGL 04 24, Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	10,070,000	10,070,000
Series EGL 99 2101, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	12,600,000	12,600,000
Series Merlots 00 H, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	24,930,000	24,930,000
Series MS 00 431, 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	1,895,000	1,895,000
Series MS 98 107, 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	5,565,000	5,565,000
Series PA 675, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,670,000	4,670,000
Series PT 3149, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,125,000	10,125,000
Series ROC II R427, 3.84% (Liquidity Facility Citibank NA) (b)(f)	5,395,000	5,395,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Participating VRDN:
Series TOC 04 D, 3.83% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	$ 7,800,000	$ 7,800,000
3.78% (Liquidity Facility WestLB AG), VRDN (b)	10,000,000	10,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series DB 163, 3.82% (Liquidity Facility Deutsche Bank AG) (b)(f)	5,540,000	5,540,000
Series DB 183, 3.82% (Liquidity Facility Deutsche Bank AG) (b)(f)	8,490,000	8,490,000
Series EGL 04 4 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	9,000,000	9,000,000
Series EGL 720050007 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	25,300,000	25,300,000
Series Macon 05 E, 3.83% (Liquidity Facility Bank of America NA) (b)(f)	7,600,000	7,600,000
Series Merlots 04 B4, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	13,890,000	13,890,000
Series MS 01 723, 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	34,310,000	34,310,000
Series PT 1580, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,000,000	10,000,000
Series PT 2459, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	37,835,000	37,835,000
Series PT 2581, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	136,990,000	136,989,998
Series Putters 733T, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,150,000	10,150,000
Series ROC II R1034, 3.84% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	8,020,000	8,020,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN:
Series Merlots 00 B11, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,135,000	8,135,000
Series PT 2077, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,220,000	5,220,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 3.84%, LOC Wachovia Bank NA, VRDN (b)(e)	3,250,000	3,250,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 3.82%, LOC Bank of America NA, VRDN (b)(e)	3,500,000	3,500,000
(Monkiewicz Realty Trust Proj.) 3.82%, LOC Fleet Bank NA, VRDN (b)(e)	5,425,000	5,425,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apartments Proj.) Series A, 3.84%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	$ 8,000,000	$ 8,000,000
(Casco Crossing Proj.) 3.86%, LOC Fannie Mae, VRDN (b)(e)	13,000,000	13,000,000
(Georgetown Village Apts. Proj.) 3.86%, LOC Fannie Mae, VRDN (b)(e)	9,850,000	9,850,000
(Salem Heights Apts. Proj.) Series A, 3.81%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	17,400,000	17,400,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 3.85%, LOC SunTrust Banks, Inc., VRDN (b)(e)	4,500,000	4,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	20,835,000	20,835,000
Series LB 05 K10, 3.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	21,930,000	21,930,000
Series MACN 06 P, 3.83% (Liquidity Facility Bank of America NA) (b)(f)	6,930,000	6,930,000
Series Macon 05 J, 3.83% (Liquidity Facility Bank of America NA) (b)(f)	17,195,000	17,195,000
Series PA 1316, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,315,000	10,315,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,990,000	6,990,000
(Boston Renaissance Charter School Proj.) 3.81%, LOC Fleet Nat'l. Bank, VRDN (b)	13,485,000	13,485,000
(Boston Univ. Proj.) Series R3, 3.87% (XL Cap. Assurance, Inc. Insured), VRDN (b)	20,810,000	20,810,000
(Neighborhood House Charter Proj.) Series A, 3.81%, LOC Bank of America NA, VRDN (b)	7,100,000	7,100,000
(Newton Country Day School of the Sacred Heart Proj.) 3.8%, LOC Bank of America NA, VRDN (b)	10,280,000	10,280,000
(Newton Country Day School Proj.) 3.81%, LOC Fleet Nat'l. Bank, VRDN (b)	7,770,000	7,770,000
(Sherburne Commons, Inc. Proj.) 3.81%, LOC Comerica Bank, Detroit, VRDN (b)	24,100,000	24,100,000
(Simmons College Proj.) Series G, 3.84% (XL Cap. Assurance, Inc. Insured), VRDN (b)	18,430,000	18,430,000
(Third Sector New England, Inc. Proj.) Series A, 3.81%, LOC Fleet Nat'l. Bank, VRDN (b)	17,700,000	17,700,000
(WGBH Edl. Foundation Proj.):
Series 2005 A, 3.8% (AMBAC Insured), VRDN (b)	20,000,000	20,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(WGBH Edl. Foundation Proj.):
Series 2006 A, 3.8% (AMBAC Insured), VRDN (b)	$ 37,555,000	$ 37,555,000
Series B, 3.8% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
(YMCA of Greater Boston Proj.):
Series A, 3.81%, LOC Citizens Bank of Massachusetts, VRDN (b)	26,065,000	26,065,000
Series B, 3.81%, LOC Citizens Bank of Massachusetts, VRDN (b)	5,000,000	5,000,000
Series A, 3.81%, LOC Fleet Nat'l. Bank, VRDN (b)	13,000,000	13,000,000
3.81%, LOC Key Bank NA, VRDN (b)	9,000,000	9,000,000
3.83% 5/2/06, LOC Wachovia Bank NA, CP	18,276,000	18,276,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 3.85%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Massachusetts Fed. Hwy. Participating VRDN Series PT 393, 3.82% (Liquidity Facility BNP Paribas SA) (b)(f)	8,010,000	8,010,000
Massachusetts Gen. Oblig.:
Bonds:
Series MS 1015, 3.43%, tender 6/1/06 (Liquidity Facility Morgan Stanley) (b)(f)(g)	7,150,500	7,150,500
Series PT 2289, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)(f)(g)	11,340,000	11,340,000
Series PT 983, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC) (b)(f)(g)	25,800,000	25,800,000
Series ROC II 4526, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)(g)	5,125,000	5,125,000
Participating VRDN:
Series AAB 00 18, 3.82% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	14,740,000	14,740,000
Series AAB 02 18, 3.82% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	14,375,000	14,375,000
Series BA 01 O, 3.83% (Liquidity Facility Bank of America NA) (b)(f)	2,785,000	2,785,000
Series BA 02 C, 3.83% (Liquidity Facility Bank of America NA) (b)(f)	3,490,000	3,490,000
Series EGL 00 2102, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	7,400,000	7,400,000
Series EGL 01 2102, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	14,835,000	14,835,000
Series EGL 01 2103, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	38,500,000	38,500,000
Series EGL 01 2104, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	16,100,000	16,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 01 2105, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	$ 14,585,000	$ 14,585,000
Series EGL 02 6008 Class A, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	7,860,000	7,860,000
Series EGL 03 13 Class A, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	16,830,000	16,830,000
Series EGL 03 7777 Class A, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	26,565,000	26,565,000
Series EGL 04 3 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	23,635,000	23,635,000
Series EGL 04 5 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	1,650,000	1,650,000
Series EGL 04 6 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	6,750,000	6,750,000
Series EGL 04 8 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	14,850,000	14,850,000
Series IXIS 04 9, 3.84% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(f)	34,120,000	34,120,000
Series Macon 05 C, 3.83% (Liquidity Facility Bank of America NA) (b)(f)	3,950,000	3,950,000
Series Merlot 05 B1, 3.82% (Liquidity Facility Wachovia Bank NA) (b)(f)	17,045,000	17,045,000
Series Merlots 04 B12, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	10,645,000	10,645,000
Series Merlots 04 C42, 3.81% (Liquidity Facility Bank of New York, New York) (b)(f)	5,375,000	5,375,000
Series Merlots 04 C44, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	7,475,000	7,475,000
Series Merlots A51, 3.81% (Liquidity Facility Bank of New York, New York) (b)(f)	7,335,000	7,335,000
Series MS 01 535, 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	19,997,000	19,997,000
Series MS 01 574, 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	6,395,000	6,395,000
Series MS 01 785 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	8,795,000	8,795,000
Series MS 1186, 3.83% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(f)	16,295,000	16,295,000
Series MS 903, 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	1,495,000	1,495,000
Series MT 127, 3.82% (Liquidity Facility BNP Paribas SA) (b)(f)	5,495,000	5,495,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PA 1059, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 4,900,000	$ 4,900,000
Series PA 993R, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,505,000	3,505,000
Series PT 1390, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,120,000	10,120,000
Series PT 1609, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,045,000	10,045,000
Series PT 1611, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	15,720,000	15,720,000
Series PT 1618, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,050,000	8,050,000
Series PT 1802, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,945,000	4,945,000
Series PT 1811, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,660,000	5,660,000
Series PT 1945, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,170,000	12,170,000
Series PT 2008, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,035,000	11,035,000
Series PT 2015, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,130,000	11,130,000
Series PT 2073, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,635,000	2,635,000
Series PT 2118, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,455,000	10,455,000
Series PT 2226, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	19,825,000	19,825,000
Series PT 2252, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	11,335,000	11,335,000
Series PT 2421, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	26,440,000	26,440,000
Series PT 2426, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	21,795,000	21,795,000
Series PT 2427, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	6,800,000	6,800,000
Series PT 3202, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	19,960,000	19,960,000
Series PT 3222:
3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,865,000	2,865,000
3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,070,000	10,070,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 3312, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 16,050,000	$ 16,050,000
Series PT 3379, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,585,000	14,585,000
Series PT 3381, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	25,000,000	25,000,000
Series PT 921, 3.82% (Liquidity Facility BNP Paribas SA) (b)(f)	18,700,000	18,700,000
Series Putters 300, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	24,205,000	24,205,000
Series Putters 301, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	19,435,000	19,435,000
Series Putters 317, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	13,160,000	13,160,000
Series Putters 340, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	6,420,000	6,420,000
Series Putters 343, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	7,840,000	7,840,000
Series Putters 402, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	29,940,000	29,940,000
Series Putters 571, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	10,415,000	10,415,000
Series Putters 627, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,085,000	5,085,000
Series Putters 794, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,430,000	5,430,000
Series Putters 808, 3.83% (Liquidity Facility Dresdner Bank AG) (b)(f)	10,455,000	10,455,000
Series ROC II R191, 3.84% (Liquidity Facility Citibank NA) (b)(f)	5,995,000	5,995,000
Series ROC II R2042, 3.84% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,125,000	5,125,000
Series ROC II R6050, 3.84% (Liquidity Facility Citibank NA) (b)(f)	8,785,000	8,785,000
Series Stars 04 94, 3.82% (Liquidity Facility BNP Paribas SA) (b)(f)	10,875,000	10,875,000
Series Stars 80, 3.82% (Liquidity Facility BNP Paribas SA) (b)(f)	19,700,000	19,700,000
Series TOC 05 B, 3.83% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	20,000,000	20,000,000
Series TOC 05 C, 3.83% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	9,900,000	9,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
(Central Artery Proj.) Series B, 3.8% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	$ 5,280,000	$ 5,280,000
Series 1998 A, 3.78% (Liquidity Facility WestLB AG), VRDN (b)	36,000,000	36,000,000
Series 1998 B, 3.78% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	27,310,000	27,310,000
Series 2001 B, 3.87% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	97,475,000	97,475,000
Series 2001 C, 3.87% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	41,540,000	41,540,000
Series 2006 A, 3.75% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	28,700,000	28,700,000
Series 2006 B, 3.75% (Liquidity Facility Bank of America NA), VRDN (b)	45,000,000	45,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds Series MS 1123, 3.43%, tender 6/1/06 (Liquidity Facility Morgan Stanley) (b)(f)(g)	15,790,000	15,790,000
Participating VRDN:
Series 01 834, 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	28,300,000	28,300,000
Series BA 02 D, 3.83% (Liquidity Facility Bank of America NA) (b)(f)	10,505,000	10,505,000
Series EGL 03 50 Class A, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	15,310,000	15,310,000
Series EGL 03 9 Class A, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	9,900,000	9,900,000
Series EGL 04 13 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	9,100,000	9,100,000
Series EGL 04 39 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	23,000,000	23,000,000
Series EGL 04 44 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	26,975,000	26,975,000
Series EGL 7050044 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	11,325,000	11,325,000
Series EGL 97 2104, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	17,500,000	17,500,000
Series LB 05 F5, 3.95% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	6,620,000	6,620,000
Series Merlots 00 T, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,965,000	3,965,000
Series Merlots 00 WW, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	27,910,000	27,910,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Merlots 04 A14, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 6,295,000	$ 6,295,000
Series Merlots 97 Y, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,500,000	6,500,000
Series MS 01 587, 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	11,640,000	11,640,000
Series PA 595R, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,155,000	4,155,000
Series PT 2256, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,340,000	9,340,000
Series PT 3369, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,640,000	3,640,000
Series ROC II R294, 3.84% (Liquidity Facility Citibank NA) (b)(f)	4,995,000	4,995,000
Series SGA 65, 3.8% (Liquidity Facility Societe Generale) (b)(f)	7,960,000	7,960,000
Series SGB 42, 3.84% (Liquidity Facility Societe Generale) (b)(f)	27,080,000	27,080,000
(Boston Univ. Proj.) Series 2001 Q1, 3.87% (XL Cap. Assurance, Inc. Insured), VRDN (b)	4,690,000	4,690,000
(Fairview Extended Care Proj.) Series B, 3.77%, LOC Fleet Bank NA, VRDN (b)	4,015,000	4,015,000
(Harvard Vanguard Med. Associates Proj.) 3.79%, LOC Bank of America NA, VRDN (b)	12,550,000	12,550,000
(Simmons College Proj.) Series E, 3.87% (AMBAC Insured), VRDN (b)	8,395,000	8,395,000
(Williams College Proj.) Series E, 3.78%, VRDN (b)	6,700,000	6,700,000
(Winchester Hosp. Proj.):
Series F, 3.82%, LOC Fleet Nat'l. Bank, VRDN (b)	15,170,000	15,170,000
Series G, 3.82%, LOC Fleet Nat'l. Bank, VRDN (b)	5,260,000	5,260,000
3.5% 7/26/06, CP	10,900,000	10,900,000
3.58% 8/4/06, CP	33,262,000	33,262,000
Massachusetts Hsg. Fin. Agcy. (Princeton Crossing LP Proj.) Series 1996, 3.92%, LOC Fannie Mae, VRDN (b)(e)	18,900,000	18,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series 2005 X, 3.3% 8/1/06 (e)	25,000,000	25,000,000
Participating VRDN:
Series LB 05 L27, 3.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	14,430,000	14,430,000
Series Merlots H, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	19,000,000	19,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.: - continued
Participating VRDN:
Series ROC II R421, 3.87% (Liquidity Facility Citibank NA) (b)(e)(f)	$ 4,600,000	$ 4,600,000
Series 2003 F, 3.78% (FSA Insured), VRDN (b)	14,200,000	14,200,000
Series 2006 A, 3.81% (FSA Insured), VRDN (b)(e)	12,000,000	12,000,000
Series 88, 3.81% (FSA Insured), VRDN (b)(e)	7,500,000	7,500,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 3.82%, LOC Fleet Bank NA, VRDN (b)(e)	2,000,000	2,000,000
(Abbott Box Co. Proj.) Series 1997, 3.82%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,290,000	2,290,000
(Barbour Corp. Proj.) Series 1998, 3.82%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	4,325,000	4,325,000
(BBB Esq. LLC Proj.) Series 1996, 3.82%, LOC Fleet Bank NA, VRDN (b)(e)	1,400,000	1,400,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 3.82%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,220,000	2,220,000
(Brady Enterprises Proj.) Series 1996, 3.82%, LOC Bank of America NA, VRDN (b)(e)	2,250,000	2,250,000
(Decas Cranberry Proj.) Series 1997, 3.82%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	4,500,000	4,500,000
(Heat Fab, Inc. Proj.) Series 1996, 3.85%, LOC Fleet Bank NA, VRDN (b)(e)	3,035,000	3,035,000
(Interpolymer Corp. Proj.) Series 1992, 3.82%, LOC Fleet Bank NA, VRDN (b)(e)	1,600,000	1,600,000
(Riverdale Mills Corp. Proj.) Series 1995, 3.82%, LOC Fleet Bank NA, VRDN (b)(e)	2,800,000	2,800,000
(United Plastics Proj.) Series 1997, 3.82%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,555,000	2,555,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/06	6,000,000	5,954,999
(Goddard House Proj.) 3.84%, LOC Fleet Bank NA, VRDN (b)	10,000,000	10,000,000
(Heritage at Darmouth Proj.) Series 1996, 3.82%, LOC Fleet Bank NA, VRDN (b)(e)	4,550,000	4,550,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 3.8%, LOC SunTrust Banks, Inc., VRDN (b)	3,295,000	3,295,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.82%, LOC Bank of America NA, VRDN (b)	4,600,000	4,600,000
Series 1994 B, 3.82%, LOC Bank of America NA, VRDN (b)	5,600,000	5,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.: - continued
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 3.81%, LOC Bank of America NA, VRDN (b)	$ 2,865,000	$ 2,865,000
(Youville Place Proj.) Series 1996, 3.85% (AMBAC Insured), VRDN (b)	4,600,000	4,600,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	23,960,000	23,960,000
Massachusetts Port Auth. Rev.:
Bonds:
Series Putters 892, 3.51%, tender 8/3/06 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	10,295,000	10,295,000
Series Putters 952, 3.19%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)(g)	3,535,000	3,535,000
Series ROC II R2031, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)(g)	7,335,000	7,335,000
Participating VRDN:
Series Merlots 00 Q, 3.96% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	21,345,000	21,345,000
Series PA 592, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,850,000	4,850,000
Series PA 600R, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,850,000	4,850,000
Series PT 895, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,930,000	5,930,000
Series Putters 891, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,825,000	8,825,000
Series SGA 64, 3.87% (Liquidity Facility Societe Generale) (b)(e)(f)	8,705,000	8,705,000
Series 2003 B, 3.62% 8/25/06, LOC WestLB AG, CP (e)	10,000,000	10,000,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 3.87%, LOC Royal Bank of Scotland Plc, VRDN (b)(e)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 720050069, 3.84% (Liquidity Facility Citibank NA) (b)(f)	49,565,000	49,565,000
Series EGL 06 55 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	6,800,000	6,800,000
Series EGL 06 92 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	13,305,000	13,305,000
Series PT 3105, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,580,000	14,580,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series PT 3399, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 10,860,000	$ 10,860,000
Series Putters 1147, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	15,450,000	15,450,000
Series TOC 05 L, 3.83% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	7,200,000	7,200,000
Series TOC 05 R, 3.83% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	13,845,000	13,845,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series EGL 04 25 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	6,015,000	6,015,000
Series Macon 05 K, 3.83% (Liquidity Facility Bank of America NA) (b)(f)	22,700,000	22,700,000
Series Merlots 05 A14, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	17,590,000	17,590,000
Series Merlots B19, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,970,000	4,970,000
Series PT 3058, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	59,870,000	59,870,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	4,995,000	4,995,000
Series PT 1427, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,045,000	10,045,000
Series PT 2484, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	12,610,000	12,610,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	11,860,000	11,860,000
Series MS 827, 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	8,495,000	8,495,000
Series PA 672, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,840,000	6,840,000
Series PT 135, 3.82% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	24,275,000	24,275,000
Series SG 124, 3.82% (Liquidity Facility Societe Generale) (b)(f)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,405,000	9,405,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 3.83% (Liquidity Facility Bank of America NA) (b)(f)	$ 17,204,000	$ 17,204,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series PT 2365, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)(f)(g)	21,370,000	21,370,000
Participating VRDN:
Series PT 1990, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,230,000	5,230,000
Series PT 2368, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	7,815,000	7,815,000
Series Putters 577, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	10,405,000	10,405,000
Series Putters 578, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	17,925,000	17,925,000
Series ROC II R1027, 3.84% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	7,900,000	7,900,000
Series ROC II R1036, 3.84% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	10,120,000	10,120,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	13,300,000	13,300,000
Series SGA 87, 3.8% (Liquidity Facility Societe Generale) (b)(f)	22,775,000	22,775,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series 06 97 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	11,645,000	11,645,000
Series AAB 00 2, 3.82% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	15,360,000	15,360,000
Series AAB 05 10, 3.83% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	16,995,000	16,995,000
Series EGL 00 2103, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	5,600,000	5,600,000
Series EGL 02 2101, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	14,660,000	14,660,000
Series EGL 06 68 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	7,400,000	7,400,000
Series EGL 7050011 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	10,990,000	10,990,000
Series EGL 7050015 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(f)	26,660,000	26,660,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth.: - continued
Participating VRDN:
Series Merlots 06 A1, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 10,110,000	$ 10,110,000
Series MS 1080, 3.83% (Liquidity Facility Morgan Stanley) (b)(f)	5,770,000	5,770,000
Series PA 637, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,625,000	4,625,000
Series PA 999R, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,210,000	5,210,000
Series PT 1382, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,550,000	6,550,000
Series PT 2175, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,580,000	8,580,000
Series Putters 826, 3.83% (Liquidity Facility Dresdner Bank AG) (b)(f)	12,600,000	12,600,000
Series 1995, 3.58% 8/8/06, LOC Bayerische Landesbank Girozentrale, CP	9,400,000	9,400,000
Series 1998 D, 3.8% (FGIC Insured), VRDN (b)	4,715,000	4,715,000
Melrose Gen. Oblig. BAN 4% 8/10/06	26,600,000	26,677,941
New Bedford Gen. Oblig. RAN 4% 6/30/06	12,000,000	12,017,499
Northborough-Southboro Reg'l. School District BAN 4.5% 10/26/06	26,900,000	27,080,640
Route 3 North Trans. Impt. Assoc. Lease Rev.:
Participating VRDN:
Series AAB 00 14, 3.82% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	19,900,000	19,900,000
Series EGL 01 2101, 3.84% (Liquidity Facility Citibank NA, New York) (b)(f)	7,600,000	7,600,000
Series ROC II R26, 3.84% (Liquidity Facility Citibank NA) (b)(f)	11,285,000	11,285,000
Series B, 3.79% (AMBAC Insured), VRDN (b)	32,000,000	32,000,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN:
Series ROC II 4044, 3.84% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	9,500,000	9,500,000
Series ROC II R4555, 3.84% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,960,000	5,960,000
Wachusett Reg'l. School District BAN 4.25% 7/14/06	15,000,000	15,037,244
Waltham Gen. Oblig. BAN 4.5% 11/15/06	19,190,000	19,314,919
		3,794,075,402
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 5.6%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series CDC 04 A, 3.79% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(f)	$ 14,190,000	$ 14,190,000
Series Merlots 01 A107, 3.79% (Liquidity Facility Bank of New York, New York) (b)(f)	18,935,000	18,935,000
Series MT 218, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,440,000	17,440,000
TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	28,500,000	28,585,938
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series PA 114, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,935,000	7,935,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series EGL 7053018 Class A, 3.82% (Liquidity Facility Citibank NA) (b)(f)	10,000,000	10,000,000
Series MACN 05 N, 3.82% (Liquidity Facility Bank of America NA) (b)(f)	13,000,000	13,000,000
Series MACN 06 H, 3.82% (Liquidity Facility Bank of America NA) (b)(f)	23,945,000	23,945,000
Series MS 1258, 3.81% (Liquidity Facility Morgan Stanley) (b)(f)	9,010,000	9,010,000
Series PA 1358, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,105,000	5,105,000
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Participating VRDN Series MS 1290, 3.81% (Liquidity Facility Morgan Stanley) (b)(f)	6,120,000	6,120,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 1276, 3.81% (Liquidity Facility Morgan Stanley) (b)(f)	20,565,000	20,565,000
Series PA 1044, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,745,000	8,745,000
Puerto Rico Govt. Dev. Bank Bonds 3.25% 7/24/06, LOC Societe Generale (a)	26,600,000	26,600,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,860,000	6,860,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Participating VRDN:
Series MT 195, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 9,165,000	$ 9,165,000
Series MT 206, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,895,000	9,895,000
		236,095,938
Other - 2.2%
Fidelity Municipal Cash Central Fund, 3.82% (c)(d)	92,331,913	92,331,913
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $4,122,503,253)		4,122,503,253
NET OTHER ASSETS - 1.9%		80,788,589
NET ASSETS - 100%		$ 4,203,291,842
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,600,000 or 0.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $118,210,500 or 2.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Bonds Series ROC II R6522, 3.45%, tender 8/10/06 (Liquidity Facility Citibank NA)	9/7/05	$ 10,470,000
Massachusetts Gen. Oblig. Bonds Series MS 1015, 3.43%, tender 6/1/06 (Liquidity Facility Morgan Stanley)	3/3/06	$ 7,150,500
Massachusetts Gen. Oblig. Bonds Series PT 2289, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	7/22/04	$ 11,340,000
Massachusetts Gen. Oblig. Bonds Series PT 983, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC)	6/24/04	$ 25,800,000
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series ROC II 4526, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	8/28/03	$ 5,125,000
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series MS 1123, 3.43%, tender 6/1/06 (Liquidity Facility Morgan Stanley)	3/3/06	$ 15,790,000
Massachusetts Port Auth. Rev. Bonds Series Putters 892, 3.51%, tender 8/3/06 (Liquidity Facility JPMorgan Chase Bank)	5/11/05	$ 10,295,000
Massachusetts Port Auth. Rev. Bonds Series Putters 952, 3.19%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	6/15/05 - 7/18/05	$ 3,535,000
Massachusetts Port Auth. Rev. Bonds Series ROC II R2031, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	5/28/03	$ 7,335,000
Security	Acquisition Date	Cost
Massachusetts Wtr. Poll. Abatement Trust Bonds Series PT 2365, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 21,370,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 942,492
Income Tax Information
At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $4,122,503,253.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

April 30, 2006

1.800349.102

MFL-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 1,825,000	$ 1,905,099
Massachusetts - 94.6%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,396,655
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,385,088
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,061,320
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08 (MBIA Insured)	5,000	5,000
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,175,887
5% 8/1/17 (MBIA Insured)	7,990,000	8,364,172
5% 8/1/18 (MBIA Insured)	6,200,000	6,473,048
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,221,004
5.75% 11/1/13	1,975,000	2,122,473
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,125,184
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,558,028
5% 6/15/19 (FSA Insured)	1,535,000	1,617,522
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,602,917
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,127,001
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,488,438
5% 5/15/19 (AMBAC Insured)	1,000,000	1,057,550
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	12,516,106
6% 6/1/15	2,545,000	2,776,391
6% 6/1/16	3,015,000	3,287,948
6% 6/1/17	3,195,000	3,482,965
6% 6/1/18	3,390,000	3,694,219
6% 6/1/19	3,590,000	3,910,731
6% 6/1/20	3,785,000	4,121,676
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,391,636
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,061,490
Ipswich Gen. Oblig. 5.75% 11/15/14 (Pre-Refunded to 11/15/09 @ 101) (d)	1,100,000	1,184,073
Lawrence Gen. Oblig. 5.5% 2/1/15 (AMBAC Insured)	1,000,000	1,068,180
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,453,430
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,496,137
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lowell Gen. Oblig.: - continued
5% 12/15/19 (MBIA Insured)	$ 1,310,000	$ 1,380,491
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875% 11/1/24	4,665,000	4,665,000
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,285,148
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,405,776
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,520,711
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	2,055,000	2,160,524
5% 6/1/19 (MBIA Insured)	1,560,000	1,636,518
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,587,206
5% 8/15/20	1,465,000	1,543,041
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,000,000	3,661,230
Series 2000 A, 5.25% 7/1/30	17,665,000	18,379,019
Series A:
5% 7/1/31	18,000,000	18,572,940
5.5% 3/1/12	4,350,000	4,610,826
5.75% 7/1/15	85,000	91,353
5.75% 7/1/18	330,000	354,008
7% 3/1/21	1,500,000	1,823,640
Series B, 6.2% 3/1/16	27,525,000	31,301,705
Series C, 5% 3/1/24	17,950,000	18,326,591
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2002 A, 5% 7/1/32 (Pre-Refunded to 7/1/12 @ 100) (d)	3,355,000	3,568,445
Series C, 5.25% 7/1/19	4,430,000	4,844,692
Sr. Series B, 5.5% 7/1/29 (MBIA Insured)	4,000,000	4,565,240
Sr. Series C:
5.25% 7/1/21	4,000,000	4,401,040
5.25% 7/1/23	3,950,000	4,371,426
5.25% 7/1/32	7,745,000	8,568,836
Massachusetts College Bldg. Auth. Proj. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (d)	2,250,000	1,070,235
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,092,006
5% 5/1/18 (MBIA Insured)	2,270,000	2,374,965
5% 5/1/43 (MBIA Insured)	11,410,000	11,643,563
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,216,225
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,164,366
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts College Bldg. Auth. Proj. Rev.: - continued
Series A:
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	$ 1,295,000	$ 1,379,900
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,842,354
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,077,948
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,811,602
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,200,199
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,015,512
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,271,600
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	5,984,691
5.25% 7/1/31	11,785,000	12,330,881
5.5% 7/1/14	750,000	800,145
5.5% 7/1/15	910,000	969,105
5.5% 7/1/16	590,000	627,194
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,098,029
5.5% 10/1/28	5,660,000	5,162,712
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (b)(c)	10,250,000	10,840,195
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (c)	1,830,000	1,828,316
4.4% 7/1/07 (AMBAC Insured) (c)	2,870,000	2,866,958
4.55% 7/1/09 (AMBAC Insured) (c)	915,000	915,485
4.65% 7/1/10 (AMBAC Insured) (c)	2,170,000	2,175,577
4.75% 7/1/11 (AMBAC Insured) (c)	3,745,000	3,755,636
4.8% 7/1/12 (AMBAC Insured) (c)	970,000	975,170
4.95% 7/1/14 (AMBAC Insured) (c)	1,830,000	1,851,137
5% 7/1/15 (AMBAC Insured) (c)	865,000	878,226
Issue G:
5% 12/1/11 (MBIA Insured) (c)	1,750,000	1,767,308
5.45% 12/1/06 (MBIA Insured) (c)	3,930,000	3,930,472
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (c)	1,395,000	1,397,358
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (c)	1,530,000	1,532,448
4.9% 12/1/11 (AMBAC Insured) (c)	2,200,000	2,221,472
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	$ 1,455,000	$ 962,017
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101) (d)	3,025,000	3,159,794
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (d)	7,320,000	7,646,179
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	8,310,000	8,731,566
Series 1998 B, 5.125% 6/15/15 (MBIA Insured) (Pre-Refunded to 12/15/08 @ 101) (d)	5,820,000	6,061,355
Series 2000 A:
5.75% 6/15/11	13,660,000	14,747,609
5.75% 12/15/11	9,510,000	10,250,449
5.75% 6/15/12	5,000,000	5,363,100
5.75% 6/15/13	8,000,000	8,598,400
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (d)	5,035,000	5,427,378
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	350,000	364,515
Massachusetts Gen. Oblig.:
Series 1992 D:
6% 5/1/08	1,835,000	1,875,480
6% 5/1/08 (Escrowed to Maturity) (d)	685,000	705,975
Series 2000 C, 5.5% 10/1/22 (Pre-Refunded to 10/1/10 @ 100) (d)	1,720,000	1,841,260
Series 2001 A, 5% 1/1/21 (Pre-Refunded to 1/1/11 @ 100) (d)	21,955,000	23,088,756
Series 2001 D:
5.5% 11/1/18	2,000,000	2,215,820
5.5% 11/1/20	1,000,000	1,115,820
Series 2002 B, 5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (d)	2,650,000	2,864,677
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	7,826,280
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,468,150
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	4,850,000	5,148,421
Series 2005 A:
5% 3/1/19	1,295,000	1,353,184
5% 3/1/21 (FSA Insured)	7,500,000	7,842,525
5% 3/1/23 (FSA Insured)	20,420,000	21,276,619
5% 3/1/24 (FSA Insured)	19,000,000	19,782,990
5% 3/1/25	35,405,000	36,785,441
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2005 C:
5% 9/1/25	$ 25,635,000	$ 26,680,395
5.25% 9/1/23	21,300,000	22,738,815
Series A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (d)	5,000,000	5,297,450
5% 3/1/18 (FSA Insured)	15,000,000	15,820,050
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,795,000	1,930,720
Series D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	3,800,000	4,084,278
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	4,800,000	5,183,232
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	240,000	259,162
5.5% 10/1/18	6,000,000	6,643,980
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	4,315,000	4,617,007
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	695,000	743,643
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.):
Series E, 6% 7/1/06 (FSA Insured)	1,425,000	1,430,030
Series F:
5.75% 7/1/17	1,305,000	1,385,349
5.75% 7/1/18	1,300,000	1,370,772
5.75% 7/1/19	1,455,000	1,527,081
5.75% 7/1/20	500,000	522,870
5.75% 7/1/33	3,000,000	3,140,460
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	12,345,000	12,365,987
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,899,290
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,460,074
(Emerson Hosp. Proj.) Series E, 5% 8/15/35 (Radian Asset Assurance Ltd. Insured)	2,500,000	2,480,800
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	34,135,000	35,425,303
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08	2,000,000	2,034,140
5.25% 7/1/09	2,540,000	2,580,437
5.25% 7/1/10	2,000,000	2,047,360
5.25% 7/1/11	3,025,000	3,090,975
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	$ 14,600,000	$ 15,569,732
(Massachusetts Institute of Technology Proj.):
Series I1, 5.2% 1/1/28	6,500,000	7,308,925
Series K, 5.375% 7/1/17	6,805,000	7,504,826
Series L:
5% 7/1/18	4,315,000	4,623,868
5% 7/1/23	3,990,000	4,321,250
5.25% 7/1/33	14,000,000	15,588,580
(Med. Academic & Scientific Proj.) Series A, 6.625% 1/1/15	5,650,000	5,716,162
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,000,000	1,003,070
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,247,493
6.125% 7/1/15 (MBIA Insured)	4,500,000	4,702,545
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,672,120
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	2,510,000	2,570,039
5.125% 7/1/11 (MBIA Insured)	3,885,000	3,988,885
5.375% 7/1/24 (MBIA Insured)	7,600,000	7,796,536
Series 2001 C, 5.75% 7/1/32	5,000,000	5,374,600
Series C, 5.75% 7/1/21	2,500,000	2,713,900
Series E:
5% 7/1/17	1,255,000	1,322,017
5% 7/1/19	1,390,000	1,453,704
Series F:
5% 7/1/17	1,410,000	1,491,667
5% 7/1/19	1,760,000	1,845,571
5% 7/1/20	2,350,000	2,455,233
5% 7/1/21	1,150,000	1,199,738
5% 7/1/22	1,855,000	1,922,485
(South Shore Hosp. Proj.) Series F:
5% 7/1/07	1,915,000	1,926,241
5.125% 7/1/08	2,000,000	2,062,360
5.25% 7/1/09	2,120,000	2,219,004
5.5% 7/1/12	2,165,000	2,291,436
5.625% 7/1/19	1,000,000	1,051,690
5.75% 7/1/29	4,350,000	4,563,107
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	$ 5,000,000	$ 5,263,200
Series J, 5.5% 8/15/17	500,000	557,425
(Univ. of Massachusetts Proj.) Series A, 6% 10/1/15 (Pre-Refunded to 10/1/10 @ 101) (d)	1,000,000	1,101,290
(Univ. of Massachusetts-Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	1,000,000	1,067,260
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,063,046
5% 7/1/20	2,075,000	2,164,889
(Williams College Issue Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,048,537
Series F, 5.75% 7/1/19	3,075,000	3,115,559
Series G, 5.5% 7/1/14	3,665,000	3,888,015
6.55% 6/23/22 (AMBAC Insured)	17,450,000	18,345,534
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	9,913,167
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A, 4.95% 12/1/06	1,950,000	1,960,998
Series 1998 A, 5.2% 12/1/08 (c)	1,300,000	1,327,261
Massachusetts Indl. Fin. Agcy. Rev.:
(Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/07	25,000,000	23,847,250
0% 8/1/08	15,000,000	13,696,950
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,615,768
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,330,000	8,540,333
5.25% 7/1/12 (MBIA Insured)	8,000,000	8,518,400
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,415,000	8,627,479
5.25% 7/1/12 (MBIA Insured)	8,510,000	9,061,448
(Nuclear Mix #5 Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,175,000	4,280,419
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,225,000	4,331,681
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (c)	$ 2,030,000	$ 2,080,689
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	8,958,075
5.5% 7/1/17 (FSA Insured)	2,105,000	2,193,410
Series 1998 B:
5% 7/1/10 (FSA Insured) (c)	2,275,000	2,342,408
5% 7/1/15 (FSA Insured) (c)	3,310,000	3,382,522
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,462,127
5% 7/1/18 (MBIA Insured)	2,000,000	2,079,140
5% 7/1/19 (MBIA Insured)	6,915,000	7,179,983
5% 7/1/20 (MBIA Insured)	2,505,000	2,596,332
5% 7/1/21 (AMBAC Insured)	5,010,000	5,249,729
5% 7/1/21 (MBIA Insured)	3,000,000	3,107,490
5% 7/1/22 (MBIA Insured)	2,000,000	2,066,700
5% 7/1/35 (AMBAC Insured)	10,000,000	10,295,700
5.125% 7/1/16 (FSA Insured)	3,000,000	3,133,770
5.125% 7/1/17 (FSA Insured)	3,000,000	3,130,140
Series B:
5.5% 7/1/10 (FSA Insured) (c)	11,470,000	12,087,201
5.5% 7/1/11 (FSA Insured) (c)	5,500,000	5,797,605
5.5% 7/1/12 (FSA Insured) (c)	4,000,000	4,212,800
5.625% 7/1/12 (Escrowed to Maturity) (d)	1,320,000	1,392,864
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (c)	10,395,000	10,914,022
5.5% 1/1/13 (AMBAC Insured) (c)	7,015,000	7,350,948
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	6,310,894
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	5,209,050
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	5,196,450
5.5% 1/1/17 (AMBAC Insured) (c)	6,470,000	6,704,732
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,208,620
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,166,350
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	6,000,000	6,266,880
5% 8/15/27 (MBIA Insured)	10,000,000	10,383,000
5% 8/15/30 (FSA Insured)	90,900,000	94,172,391
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	3,818,255
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev.: - continued
5.5% 1/1/28 (FGIC Insured)	$ 1,000,000	$ 1,146,460
Massachusetts Spl. Oblig. Rev.:
(Consolidated Ln. Prog.) Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,096,580
5.5% 6/1/16 (FSA Insured)	3,000,000	3,307,290
5.5% 6/1/18 (FSA Insured)	9,740,000	10,841,497
5.5% 6/1/19 (FSA Insured)	10,000,000	11,179,800
Series A:
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,190,395
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,784,650
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,676,137
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	7,030,883
5.25% 1/1/29 (AMBAC Insured) (a)	45,615,000	47,320,089
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,085,698
0% 1/1/28 (MBIA Insured)	5,130,000	1,771,286
0% 1/1/29 (MBIA Insured)	33,195,000	10,864,392
5% 1/1/37 (MBIA Insured)	24,480,000	24,806,808
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,554,423
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	1,936,980
0% 1/1/17 (MBIA Insured)	7,705,000	4,729,791
0% 1/1/18 (MBIA Insured)	2,025,000	1,179,360
0% 1/1/19 (MBIA Insured)	13,815,000	7,643,563
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	22,610,000	23,387,558
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,798,005
(Pool Prog.):
Series 10:
5% 8/1/22	6,000,000	6,267,360
5% 8/1/34	1,055,000	1,087,990
5.25% 8/1/15	2,435,000	2,618,477
Series 2004 A:
5.25% 2/1/16	6,110,000	6,613,220
5.25% 2/1/17	6,435,000	6,979,208
5.25% 2/1/18	6,300,000	6,840,855
5.25% 2/1/22	1,170,000	1,291,867
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Series 2004 A:
5.25% 8/1/22	$ 6,525,000	$ 7,187,483
5.25% 2/1/23	1,390,000	1,534,087
5.25% 2/1/24	1,170,000	1,293,049
5.25% 8/1/24	3,780,000	4,189,979
Series 3:
5.4% 2/1/10	300,000	306,588
5.5% 2/1/13	815,000	833,492
Series 4, 5.125% 8/1/14	70,000	72,663
Series 5, 5.25% 8/1/15	75,000	79,067
Series 6:
5.25% 8/1/19	30,000	31,956
5.5% 8/1/30	17,580,000	18,825,719
5.625% 8/1/14	115,000	123,566
5.625% 8/1/15	25,000	26,934
5.625% 8/1/15 (Pre-Refunded to 8/1/10 @ 101) (d)	975,000	1,056,383
5.625% 8/1/16	485,000	522,311
Series 7:
5.25% 2/1/16	4,495,000	4,780,028
5.25% 2/1/17	2,795,000	2,968,150
5.25% 2/1/17 (Pre-Refunded to 8/1/11 @ 100) (d)	2,205,000	2,346,980
Series 8:
5% 8/1/17	110,000	115,090
5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (d)	5,540,000	5,868,245
5% 8/1/20	105,000	109,331
5% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (d)	5,395,000	5,714,654
Series 9, 5.25% 8/1/33	3,100,000	3,269,601
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,048
5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,014,429
5.25% 8/1/12	565,000	589,984
5.25% 8/1/13	330,000	344,084
5.45% 2/1/13 (Escrowed to Maturity) (d)	1,960,000	2,074,170
Massachusetts Wtr. Resources Auth.:
Series A:
5.25% 8/1/21 (MBIA Insured)	12,645,000	13,659,382
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,755,370
6.5% 7/15/19	21,960,000	25,856,582
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth.: - continued
Series B:
5.125% 8/1/27 (MBIA Insured)	$ 6,960,000	$ 7,248,979
5.5% 8/1/15 (FSA Insured)	1,500,000	1,642,005
5.5% 8/1/16 (FSA Insured)	1,425,000	1,576,592
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,557,474
Series J:
5% 8/1/42	8,160,000	8,325,974
5.5% 8/1/20 (FSA Insured)	1,000,000	1,123,350
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,123,895
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,115,272
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,083,770
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	1,000,000	1,027,750
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,264,542
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,492,893
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,083,630
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,172,070
North Attleborough Gen. Oblig. 5% 7/15/16 (FGIC Insured)	1,615,000	1,716,454
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,325,538
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,077,800
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,200,762
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,096,077
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,244,342
5% 9/1/18 (AMBAC Insured)	1,090,000	1,152,348
5% 9/1/19 (AMBAC Insured)	1,085,000	1,144,501
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,190,006
5% 3/15/21 (MBIA Insured)	2,190,000	2,280,907
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/11 (MBIA Insured)	4,365,000	4,686,351
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,069,680
5.75% 6/15/14 (MBIA Insured)	2,515,000	2,699,148
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,402,366
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,601,387
5% 1/15/20 (FGIC Insured)	1,350,000	1,411,304
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
South Essex Swr. District Series A, 5.25% 6/15/24 (MBIA Insured)	$ 2,810,000	$ 2,870,640
Springfield Gen. Oblig.:
5% 8/1/22 (MBIA Insured)	3,610,000	3,756,133
5% 8/1/23 (MBIA Insured)	2,050,000	2,129,827
5.25% 8/1/13 (MBIA Insured)	5,965,000	6,437,368
5.25% 1/15/16 (MBIA Insured)	2,195,000	2,342,767
5.25% 1/15/17 (MBIA Insured)	1,510,000	1,608,920
5.25% 1/15/18 (MBIA Insured)	1,000,000	1,064,910
5.25% 1/15/21 (MBIA Insured)	4,600,000	4,893,020
5.375% 8/1/17 (FGIC Insured)	1,875,000	2,012,831
5.5% 8/1/16 (FGIC Insured)	1,000,000	1,072,010
Tantasqua Reg'l. School District 5.75% 8/15/11 (Pre-Refunded to 8/15/10 @ 101) (d)	2,530,000	2,755,170
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2000 A:
5% 11/1/15 (Pre-Refunded to 11/1/10 @ 100) (d)	1,595,000	1,680,125
5.125% 11/1/16 (Pre-Refunded to 11/1/10 @ 100) (d)	2,025,000	2,143,483
Series 2004 A:
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (d)	2,080,000	2,277,974
5.375% 11/1/17 (Pre-Refunded to 11/1/14 @ 100) (d)	1,000,000	1,095,180
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Series 2004 1:
5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,417,491
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (d)	4,860,000	5,322,575
Series B:
5.5% 11/1/11 (Pre-Refunded to 11/1/10 @ 100) (d)	1,175,000	1,261,833
5.5% 11/1/12 (Pre-Refunded to 11/1/10 @ 100) (d)	2,465,000	2,647,164
5.5% 11/1/13 (Pre-Refunded to 11/1/10 @ 100) (d)	1,620,000	1,739,718
5.5% 11/1/14 (Pre-Refunded to 11/1/10 @ 100) (d)	1,500,000	1,610,850
5.5% 11/1/15 (Pre-Refunded to 11/1/10 @ 100) (d)	1,200,000	1,288,680
5.5% 11/1/16 (Pre-Refunded to 11/1/10 @ 100) (d)	1,250,000	1,342,375
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Proj. Rev.: - continued
Series B:
5.5% 11/1/17 (Pre-Refunded to 11/1/10 @ 100) (d)	$ 1,250,000	$ 1,342,375
5.5% 11/1/18 (Pre-Refunded to 11/1/10 @ 100) (d)	1,400,000	1,503,460
Sr. Series 2, 5.125% 11/1/19 (Pre-Refunded to 11/1/10 @ 100) (d)	3,830,000	4,054,093
Woods Hole, Martha's Vineyard & Nantucket Steamship Series 2004 B, 5% 3/1/17	3,300,000	3,477,936
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,548,490
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,381,593
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,067,790
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,149,512
		1,725,540,542
Puerto Rico - 3.6%
Puerto Rico Commonwealth Gen. Oblig. Series A:
5.25% 7/1/18	3,500,000	3,658,970
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,665,525
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,800,000	1,859,292
Series Y, 5.5% 7/1/36 (MBIA Insured)	2,425,000	2,654,017
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,284,820
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,917,294
Series L, 5.25% 7/1/41 (CIFG North America Insured)	3,000,000	3,287,820
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	10,485,000	11,202,908
5.5% 10/1/40 (Escrowed to Maturity) (d)	17,470,000	18,622,321
Series C, 5.5% 7/1/25 (AMBAC Insured)	7,500,000	8,528,625
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	$ 3,230,000	$ 3,422,056
Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	3,195,000	3,507,727
		64,611,375
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	836,645
5% 10/1/13	700,000	728,532
5.25% 10/1/16	750,000	784,718
		2,349,895
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,765,115,641)	1,794,406,911
NET OTHER ASSETS - 1.6%	29,337,970
NET ASSETS - 100%	$ 1,823,744,881
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
50 U.S. Treasury 20-Year Bond Contracts	June 2006	$ 5,342,188	$ (84,583)
The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $103,738.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,365,987 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 11,578,746
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,764,201,437. Net unrealized appreciation aggregated $30,205,474, of which $42,878,808 related to appreciated investment securities and $12,673,334 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free Money Market Fund

April 30, 2006

1.800350.102

SMA-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.6%
	Principal Amount	Value
Massachusetts - 82.5%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series AAB 05 34, 3.83% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	$ 13,395,000	$ 13,395,000
Cohasset Gen. Oblig. BAN 4% 8/11/06	11,657,187	11,692,303
Dighton-Rehoboth Reg'l. School District BAN 4% 6/2/06	6,000,000	6,005,623
Fall River Gen. Oblig. BAN 4% 7/26/06	5,700,000	5,713,031
Macon Trust Pooled Variable Ctfs. Participating VRDN Series MACN 06 I, 3.83% (Liquidity Facility Bank of America NA) (b)(c)	10,890,000	10,890,000
Massachusetts Bay Trans. Auth.:
Bonds Series Putters 1062, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	12,235,000	12,235,000
Participating VRDN:
Series EGL 04 24, Class A, 3.84% (Liquidity Facility Citibank NA) (b)(c)	2,800,000	2,800,000
Series EGL 04 31 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(c)	5,000,000	5,000,000
Series EGL 99 2101, 3.84% (Liquidity Facility Citibank NA, New York) (b)(c)	4,645,000	4,645,000
Series Merlots 00 H, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(c)	8,400,000	8,400,000
Series PT 2250, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,315,000	6,315,000
Series TOC 04 D, 3.83% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	2,200,000	2,200,000
Series 1999, 3.87% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	1,800,000	1,800,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 04 4 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(c)	9,285,000	9,285,000
Series EGL 720050007 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(c)	18,700,000	18,700,000
Series PT 1580, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,430,000	9,430,000
Series PT 2459, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	8,720,000	8,720,000
Series PT 2581, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	46,880,000	46,880,000
Series PT 2875, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	2,790,000	2,790,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(c)	$ 13,000,000	$ 13,000,000
Series MS 974, 3.83% (Liquidity Facility Morgan Stanley) (b)(c)	2,781,500	2,781,500
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,800,000	3,800,000
(Boston Renaissance Charter School Proj.) 3.81%, LOC Fleet Nat'l. Bank, VRDN (b)	9,000,000	9,000,000
(Boston Univ. Proj.) Series R1, 3.87% (XL Cap. Assurance, Inc. Insured), VRDN (b)	14,000,000	14,000,000
(Draper Lab. Issue Proj.) Series 2000, 3.77% (MBIA Insured), VRDN (b)	10,240,000	10,240,000
(Ed. Lawrence Academy Proj.) Series A, 3.77%, LOC Fleet Nat'l. Bank, VRDN (b)	3,600,000	3,600,000
(Lasell Village, Inc. Proj.) 3.77%, LOC Fleet Nat'l. Bank, VRDN (b)	6,870,000	6,870,000
(Masonic Nursing Home, Inc. Proj.) 3.78%, LOC Citizens Bank of Massachusetts, VRDN (b)	5,875,000	5,875,000
(Saint Mark's School Proj.) 3.81%, LOC Fleet Nat'l. Bank, VRDN (b)	7,860,000	7,860,000
(Sherburne Commons, Inc. Proj.) 3.81%, LOC Comerica Bank, Detroit, VRDN (b)	3,400,000	3,400,000
(Simmons College Proj.) Series G, 3.84% (XL Cap. Assurance, Inc. Insured), VRDN (b)	6,000,000	6,000,000
(Thayer Academy Proj.) 3.81%, LOC Allied Irish Banks PLC, VRDN (b)	14,670,000	14,670,000
(WGBH Edl. Foundation Proj.) Series 2006 A, 3.8% (AMBAC Insured), VRDN (b)	7,000,000	7,000,000
3.83% 5/2/06, LOC Wachovia Bank NA, CP	9,581,000	9,581,000
Massachusetts Gen. Oblig.:
Bonds:
Series PT 391, 2.95%, tender 7/20/06 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	12,130,000	12,130,000
Series PT 983, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC) (b)(c)(d)	7,395,000	7,395,000
Series PT 987, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC) (b)(c)(d)	8,140,000	8,140,000
Participating VRDN:
Series AAB 00 18, 3.82% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	4,600,000	4,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series AAB 02 18, 3.82% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	$ 4,500,000	$ 4,500,000
Series EGL 00 2102, 3.84% (Liquidity Facility Citibank NA, New York) (b)(c)	2,500,000	2,500,000
Series EGL 01 2102, 3.84% (Liquidity Facility Citibank NA, New York) (b)(c)	4,300,000	4,300,000
Series EGL 01 2103, 3.84% (Liquidity Facility Citibank NA, New York) (b)(c)	11,685,000	11,685,000
Series EGL 01 2104, 3.84% (Liquidity Facility Citibank NA, New York) (b)(c)	4,690,000	4,690,000
Series EGL 01 2105, 3.84% (Liquidity Facility Citibank NA, New York) (b)(c)	11,700,000	11,700,000
Series EGL 03 7777 Class A, 3.84% (Liquidity Facility Citibank NA, New York) (b)(c)	8,100,000	8,100,000
Series EGL 04 3 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(c)	7,200,000	7,200,000
Series EGL 04 7 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(c)	9,900,000	9,900,000
Series Merlot 05 B1, 3.82% (Liquidity Facility Wachovia Bank NA) (b)(c)	5,485,000	5,485,000
Series Merlots 04 B12, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(c)	2,185,000	2,185,000
Series Merlots 04 C42, 3.81% (Liquidity Facility Bank of New York, New York) (b)(c)	3,985,000	3,985,000
Series Merlots A51, 3.81% (Liquidity Facility Bank of New York, New York) (b)(c)	7,150,000	7,150,000
Series MS 01 535, 3.83% (Liquidity Facility Morgan Stanley) (b)(c)	5,400,000	5,400,000
Series MS 1186, 3.83% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(c)	5,500,000	5,500,000
Series MS 1279, 3.83% (Liquidity Facility Morgan Stanley) (b)(c)	5,250,000	5,250,000
Series MS 903, 3.83% (Liquidity Facility Morgan Stanley) (b)(c)	6,500,000	6,500,000
Series PT 1945, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,140,000	4,140,000
Series PT 2279, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,290,000	5,290,000
Series PT 2299, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,165,000	5,165,000
Series PT 2332, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,435,000	5,435,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 2367, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	$ 5,490,000	$ 5,490,000
Series PT 2426, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	4,820,000	4,820,000
Series PT 2623, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,825,000	4,825,000
Series PT 3222, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	17,980,000	17,980,000
Series PT 921, 3.82% (Liquidity Facility BNP Paribas SA) (b)(c)	5,430,000	5,430,000
Series Putters 301, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	4,645,000	4,645,000
Series ROC II R102, 3.84% (Liquidity Facility Citibank NA) (b)(c)	4,865,000	4,865,000
Series SG 126, 3.82% (Liquidity Facility Societe Generale) (b)(c)	3,255,000	3,255,000
Series Stars 100, 3.82% (Liquidity Facility BNP Paribas SA) (b)(c)	7,740,000	7,740,000
Series Stars 80, 3.82% (Liquidity Facility BNP Paribas SA) (b)(c)	5,700,000	5,700,000
Series TOC 05 BB, 3.83% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	8,000,000	8,000,000
(Central Artery Proj.):
Series 2000 A, 3.8% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	32,325,000	32,325,000
Series B, 3.8% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	1,020,000	1,020,000
Series 1997 B, 3.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	21,535,000	21,535,000
Series 1998 A, 3.78% (Liquidity Facility WestLB AG), VRDN (b)	7,000,000	7,000,000
Series 1998 B, 3.78% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	6,400,000	6,400,000
Series 2001 B, 3.87% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	30,210,000	30,210,000
Series 2001 C, 3.87% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,200,000	3,200,000
Series 2006 B, 3.75% (Liquidity Facility Bank of America NA), VRDN (b)	62,000,000	62,000,000
Series H, 3.64% 9/5/06 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	3,900,000	3,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 3.83% (Liquidity Facility Morgan Stanley) (b)(c)	$ 12,200,000	$ 12,200,000
Series EGL 03 18 Class A, 3.84% (Liquidity Facility Citibank NA, New York) (b)(c)	9,995,000	9,995,000
Series EGL 03 50 Class A, 3.84% (Liquidity Facility Citibank NA, New York) (b)(c)	4,700,000	4,700,000
Series EGL 04 39 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(c)	6,180,000	6,180,000
Series EGL 97 2104, 3.84% (Liquidity Facility Citibank NA, New York) (b)(c)	5,000,000	5,000,000
Series Merlots 00 T, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(c)	1,575,000	1,575,000
Series Merlots 00 WW, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(c)	9,000,000	9,000,000
Series Merlots 97 Y, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(c)	4,435,000	4,435,000
Series PA 595R, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,000,000	4,000,000
Series PT 2664, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,045,000	7,045,000
Series PT 2665, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,625,000	9,625,000
Series PT 2872, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,960,000	6,960,000
Series SGB 42, 3.84% (Liquidity Facility Societe Generale) (b)(c)	8,700,000	8,700,000
(Fairview Extended Care Proj.) Series B, 3.77%, LOC Fleet Bank NA, VRDN (b)	15,705,000	15,705,000
(Home for Little Wanderers Proj.) Series B, 3.77%, LOC Fleet Bank NA, VRDN (b)	4,345,000	4,345,000
(Partners HealthCare Sys., Inc. Proj.) Series P2, 3.79% (FSA Insured), VRDN (b)	26,950,000	26,950,000
(Simmons College Proj.) Series E, 3.87% (AMBAC Insured), VRDN (b)	2,120,000	2,120,000
Series B, 3.8%, LOC Citizens Bank of Massachusetts, VRDN (b)	6,015,000	6,015,000
3.58% 8/4/06, CP	11,000,000	11,000,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series Merlots H, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(c)	8,375,000	8,375,000
Series 2003 F, 3.78% (FSA Insured), VRDN (b)	9,275,000	9,275,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.:
(JHC Assisted Living Corp. Proj.) Series 1998 A, 3.8%, LOC SunTrust Banks, Inc., VRDN (b)	$ 2,000,000	$ 2,000,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.82%, LOC Bank of America NA, VRDN (b)	2,600,000	2,600,000
Series 1994 B, 3.82%, LOC Bank of America NA, VRDN (b)	3,900,000	3,900,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 3.81%, LOC Bank of America NA, VRDN (b)	3,680,000	3,680,000
(Youville Place Proj.) Series 1996, 3.85% (AMBAC Insured), VRDN (b)	3,800,000	3,800,000
Massachusetts Port Auth. Rev.:
Bonds Series Putters 952, 3.19%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	1,765,000	1,765,000
Participating VRDN:
Series PA 599R, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,850,000	4,850,000
Series Putters 893, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	12,430,000	12,430,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 720050069, 3.84% (Liquidity Facility Citibank NA) (b)(c)	9,600,000	9,600,000
Series EGL 7050070 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(c)	10,000,000	10,000,000
Series PT 3105, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,325,000	6,325,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series EGL 7050071 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(c)	3,000,000	3,000,000
Series Macon 05 K, 3.83% (Liquidity Facility Bank of America NA) (b)(c)	7,000,000	7,000,000
Series PT 3058, 3.82% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	19,060,000	19,060,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN Series SG 124, 3.82% (Liquidity Facility Societe Generale) (b)(c)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	19,885,000	19,885,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 3.83% (Liquidity Facility Bank of America NA) (b)(c)	$ 13,250,000	$ 13,250,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series PT 2365, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	5,860,000	5,860,000
Participating VRDN:
Series Putters 578, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	4,975,000	4,975,000
Series Putters 867T, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,830,000	3,830,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(c)	5,070,000	5,070,000
Series SGA 87, 3.8% (Liquidity Facility Societe Generale) (b)(c)	15,000,000	15,000,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series 06 97 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(c)	3,700,000	3,700,000
Series AAB 05 10, 3.83% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	5,500,000	5,500,000
Series EGL 02 2101, 3.84% (Liquidity Facility Citibank NA, New York) (b)(c)	4,600,000	4,600,000
Series EGL 06 35 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(c)	7,300,000	7,300,000
Series EGL 7050015 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(c)	7,000,000	7,000,000
Series MS 04 1038, 3.83% (Liquidity Facility Morgan Stanley) (b)(c)	8,870,000	8,870,000
Series Putters 826, 3.83% (Liquidity Facility Dresdner Bank AG) (b)(c)	3,335,000	3,335,000
Series ROC II R252, 3.84% (Liquidity Facility Citibank NA) (b)(c)	6,585,000	6,585,000
Series 1995, 3.58% 8/8/06, LOC Bayerische Landesbank Girozentrale, CP	2,600,000	2,600,000
Series 1997 B, 3.8% (AMBAC Insured), VRDN (b)	13,655,000	13,655,000
Series 1998 D, 3.8% (FGIC Insured), VRDN (b)	8,725,000	8,725,000
Melrose Gen. Oblig. BAN 4% 8/10/06	8,200,000	8,224,027
Northborough-Southboro Reg'l. School District BAN 4.5% 10/26/06	8,962,784	9,022,971
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 3.82% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	$ 6,535,000	$ 6,535,000
Series EGL 01 2101, 3.84% (Liquidity Facility Citibank NA, New York) (b)(c)	2,200,000	2,200,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN Series ROC II 2038, 3.84% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	5,105,000	5,105,000
Wachusett Reg'l. School District BAN 4.25% 7/14/06	5,000,000	5,012,415
Waltham Gen. Oblig. BAN 4.5% 11/15/06	6,400,000	6,441,661
		1,165,714,531
Puerto Rico - 12.1%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series LB 05 F2, 3.95% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	10,000,000	10,000,000
Series Merlots 01 A107, 3.79% (Liquidity Facility Bank of New York, New York) (b)(c)	24,550,000	24,550,000
Series MT 218, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,300,000	5,300,000
Series MT 231, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,000,000	4,000,000
Series PA 1225, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	11,055,000	11,055,000
Series PA 620, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	1,450,000	1,450,000
Series ROC II R185, 3.82% (Liquidity Facility Citibank NA) (b)(c)	4,000,000	4,000,000
TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	9,500,000	9,528,646
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.82% (Liquidity Facility Bank of America NA) (b)(c)	3,700,000	3,700,000
Series MACN 06 H, 3.82% (Liquidity Facility Bank of America NA) (b)(c)	5,475,000	5,475,000
Series MACN 06 M, 3.82% (Liquidity Facility Bank of America NA) (b)(c)	3,005,000	3,005,000
Series MACN 06 R, 3.82% (Liquidity Facility Bank of America NA) (b)(c)	7,500,000	7,500,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN: - continued
Series ROC II 99 2, 3.82% (Liquidity Facility Citibank NA) (b)(c)	$ 1,500,000	$ 1,500,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(c)	14,290,000	14,290,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Merlots B03, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(c)	10,255,000	10,255,000
Series MS 1276, 3.81% (Liquidity Facility Morgan Stanley) (b)(c)	6,700,000	6,700,000
Series PA 1364, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	1,200,000	1,200,000
Series PA 561, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,000,000	2,000,000
Series SGA 43, 3.77% (Liquidity Facility Societe Generale) (b)(c)	9,700,000	9,700,000
Puerto Rico Govt. Dev. Bank Bonds 3.25% 7/24/06, LOC Societe Generale (a)	22,500,000	22,500,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.95%, LOC Banco Santander Central Hispano SA, VRDN (b)	1,100,000	1,100,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series Stars 97, 3.79% (Liquidity Facility BNP Paribas SA) (b)(c)	11,940,000	11,940,000
		170,748,646
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $1,336,463,177)		1,336,463,177
NET OTHER ASSETS - 5.4%		76,342,267
NET ASSETS - 100%		$ 1,412,805,444
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $22,500,000 or 1.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,525,000 or 3.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Bonds Series Putters 1062, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	9/7/05	$ 12,235,000
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series PT 391, 2.95%, tender 7/20/06 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/6/03 - 5/18/05	$ 12,130,000
Massachusetts Gen. Oblig. Bonds Series PT 983, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC)	6/24/04	$ 7,395,000
Massachusetts Gen. Oblig. Bonds Series PT 987, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC)	6/24/04	$ 8,140,000
Massachusetts Port Auth. Rev. Bonds Series Putters 952, 3.19%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	3/16/06	$ 1,765,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series PT 2365, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 5,860,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 3,127
Income Tax Information
At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,336,463,177.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 26, 2006